PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2023
Carrying value amount	$ 548,715		$ 565,359
Xiangyang Yazhi New Energy Automobile Co., Ltd. [Member]
Carrying value amount	26,039	$ 119	28,581
Dezhou Yarui New Energy Automobile Co., Ltd. [Member]
Carrying value amount	$ 1,995		1,961
Bijie Yabei New Energy Automobile Co., Ltd. [Member]
Carrying value amount			$ 152